UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, IL			60181
(Address of principal executive offices)			(Zip code)

SUSAN A. PICKAR President and Chief Executive Officer Plan Investment Fund, Inc. 2 Mid America Plaza, Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

Copy to:

JOSEPH M. MANNON Vedder Price P. C. 222 North LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2014

TABLE OF CONTENTS

Item 1.	Reports to Stockholders.
Item 2.	Code of Ethics.
Item 3.	Audit Committee Financial Expert.
Item 4.	Principal Accountant Fees and Services.
Item 5.	Audit Committee of Listed Registrants.
Item 6.	Schedule of Investments.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10.	Submission of Matters to a Vote of Security Holders.
Item 11.	Controls and Procedures.
Item 12.	Exhibits.

Item 1. Reports to Stockholders.

Annual Report

December 31, 2014

ADMINISTRATOR

BCS Financial Services Corporation 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181
(800) 621-9215

February 27, 2015

Dear Investors:

On behalf of the Board of Trustees I am pleased to submit the 2014 Annual Report for Plan Investment Fund, Inc.

Plan Investment Fund is available exclusively to Blue Cross and Blue Shield entities. The two Ultrashort Duration portfolios, the Government/REPO portfolio, and the Money Market portfolio provide the Blue System with a range of choices for the overnight and ultra-short term investment horizons. Very short term investment rates have remained at record lows since 2008. We work hard to keep expense ratios at comparably low levels as well. The overall objective of these funds is to seek to provide a regular stream of income with minimal volatility and capital preservation. We sincerely appreciate your ongoing support and we will continue to work diligently to maintain your trust and confidence.

As always, please contact us with any comments, questions, or ideas regarding Plan Investment Fund.

Sincerely,

Susan A. Pickar
President and Chief Executive Officer

Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the PIF money market portfolios seek to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the portfolios.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher quality bonds generally offer less risk than longer term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

This report is intended for shareholders of the Funds and is preceded or accompanied by a current prospectus.

Management’s Discussion of Fund Performance

Merganser Capital Management, LLC.
Plan Investment Fund, Inc. (“PIF”)

Ultrashort Duration Government Portfolio (“Government Portfolio”)
Ultrashort Duration Bond Portfolio (“Bond Portfolio”)

Dear Participation Certificate Holders,

For the year-ending December 31, 2014, the Bond Portfolio returned 0.64% and 0.28% gross and net of fees, respectively. The Government Portfolio returned 0.68% and 0.18% gross and net of fees, respectively. By comparison, the Bank of America Merrill Lynch 1-Year U.S. Treasury Index (the “Benchmark”) returned 0.22% over the same time period.

In the Bond Portfolio, the majority of the return over the benchmark came from the spread sectors. Spread sectors are the non-Treasury bond sectors. Fixed income securities within the spread sectors include corporate bonds, commercial mortgage- backed securities (“CMBS”), asset-backed securities (“ABS”) and residential mortgage-backed securities (“RMBS”). Spread sector securities and curve positioning also contributed to returns. Both the structured sectors (ABS, CMBS and Agency RMBS) and the corporate sector contributed to performance. The U.S. Government sector, (U.S. Treasury and U.S. Agency) securities were detractors, largely due to trading activity.

The Government Portfolio had a similar story in that spread sectors and curve positioning contributed to performance. The overweight to Agency RMBS and Agency CMBS were the key drivers of performance. The allocation to the government sector modestly detracted from the favorable performance in the structured sectors. The bulk of the return from curve positioning was attributable to the overweight in the 1-3 year part of the Treasury curve.

2014 can best be described as a tale of two halves. At the start of the year, geopolitical concerns, a slowdown in China and soft economic data sparked a rally in U.S. Treasuries. Comments late in the first quarter from Federal Reserve Chair Janet Yellen stating that fed funds interest rate increases could come sooner than expected, quickly ended the party. Chair Yellen’s comments triggered a back-up in interest rates that erased the January rally on all but the longest U.S. Treasury securities. Sentiment in the fixed income market was positive and spreads tightened, generating positive excess returns in most sectors during the first quarter. The exception was the Agency RMBS sector as Federal Reserve tapering weighed heavily on the sector. The bond market posted strong results during the second quarter as credit spreads narrowed and Treasury yields continued to fall in response to weaker-than-expected first quarter Gross Domestic Product (GDP) growth. Foreign central bank buying and shifting global demand from sovereign debt buyers also contributed to the decline in yields on long-term Treasury securities. According to Merrill Lynch, the Broad Market Index had its second best first half return in nineteen years. Spread sectors had positive excess returns during the second quarter, with lower quality corporates outperforming their higher quality brethren. U.S. economic data was somewhat mixed in the third quarter. While the housing sector was somewhat anemic, economic reports in the third quarter indicated an economy growing at a moderate pace, with continued employment gains and the expansion on firmer footing. The stronger third quarter saw a backup in rates between the 2 year and 7 year part of the Treasury curve. Increased geopolitical tension in the Middle East, concerns about growth prospects in China and Europe, weakness in oil and commodity prices and equity friendly actions by corporations shifted investor sentiment to “risk-off”, causing spreads to widen. The net result was that excess returns were negative. The fourth quarter saw a continuation of economic disparity in the global economy. While the U.S. economy strengthened (sufficiently so that the Fed ended their Quantitative Easing program) Europe, Japan and many emerging markets were stagnating causing a rally in the U.S. dollar and Treasury securities between 5 year and 30 year maturities. The short-end of the Treasury yield curve sold off due to uncertainty regarding the timing of monetary policy changes. The rout in oil prices initially led to a selloff in the energy, basic industries, metals and mining and industrials but later spread to other corporate sectors. According to Merrill Lynch, the corporate sector was the worst performer during the fourth quarter, generating negative excess returns of -1.35% based on the Merrill Lynch Broad Market Index. Spreads in the Agency RMBS tightened while spreads in CMBS and ABS widened modestly during the fourth quarter resulting in positive returns for the quarter for RMBS.

Sincerely,

Peter S. Kaplan, CFA

Portfolio Manager, Merganser Capital Management, LLC.

Performance data quoted represents past performance. Past performance is no guarantee of future results; investors should carefully consider the portfolio investment objectives, risks, charges, and expenses before investing. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be higher or lower than the performance data quoted. To obtain performance information current to the most recent month-end, please visit www.pif.com or call (800) 621-9215.

Ultrashort Duration Government Portfolio Performance Data (Unaudited) December 31, 2014

Value of a $10,000 Investment Since Inception

Total Net Returns for the Period Ended December 31, 2014

		Annualized
	1-Year	Since Inception*
Ultrashort Duration Government Portfolio	0.18%	0.33%
Bank of America Merrill Lynch 1-Year U.S. Treasury Index	0.22%	0.25	%**

*                    The Ultrashort Duration Government Portfolio (the “Portfolio”) commenced operations on March 7, 2012.

**   Benchmark performance is from the inception date of the Portfolio only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (800) 621-9215. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio participation certificates.

The Portfolio intends to evaluate performance as compared to that of the Bank of America Merrill Lynch 1-Year U.S. Treasury Index (“BofA Merrill Lynch 1-Year U.S. Treasury Index”). BofA Merrill Lynch 1-Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of less than one year. It is impossible to invest directly in an index. The Portfolio is subject to the same risks as the underlying bonds in the portfolio such as credit, call, interest rate, prepayment and liquidity risk. As interest rates rise the value of bond prices will decline. You may lose money by investing in the Portfolio.

The Ultrashort Duration Government Portfolio’s total annual operating expenses for participation certificates of the Portfolio, as stated in the current prospectus dated April 30, 2014, is 0.56% and 0.40% gross and net, respectively.

Merganser Capital Management, LLC. (“Merganser”) has agreed to waive fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Government Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolio are at the following rate: 0.15% of the first $200 million, 0.125% of the next $300 million, and 0.10% of amounts in excess of $500 million. BCS Financial Services Corporation (the “Administrator”), has contractually agreed to reduce its administration fees and/or reimburse certain expenses of the Ultrashort Duration Government Portfolio to the extent necessary to ensure that the Portfolio’s total operating expenses for participation certificates do not exceed 0.40% (on an annual basis) of the Portfolio’s average daily net assets. The Administrator and Merganser cannot terminate such fee waivers prior to May 1, 2015 without the consent of the Board of Trustees of the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Ultrashort Duration Bond Portfolio Performance Data (Unaudited) December 31, 2014

Value of a $10,000 Investment Since Inception

Total Net Returns for the Period Ended December 31, 2014

		Annualized
	1-Year	Since Inception*
Ultrashort Duration Bond Portfolio	0.28%	0.48%
Bank of America Merrill Lynch 1-Year U.S. Treasury Index	0.22%	0.25	%**

*                    The Ultrashort Duration Bond Portfolio (the “Portfolio”) commenced operations on March 6, 2012.

**   Benchmark performance is from the inception date of the Portfolio only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (800) 621-9215. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio participation certificates.

The Portfolio intends to evaluate performance as compared to that of the Bank of America Merrill Lynch 1-Year U.S. Treasury Index (“BofA Merrill Lynch 1-Year U.S. Treasury Index”). BofA Merrill Lynch 1-Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of less than one year. It is impossible to invest directly in an index. The Portfolio is subject to the same risks as the underlying bonds in the portfolio such as credit, call, interest rate, prepayment and liquidity risk. As interest rates rise the value of bond prices will decline. You may lose money by investing in the Portfolio.

The Ultrashort Duration Bond Portfolio’s total annual operating expenses for participation certificates of the Portfolio, as stated in the current prospectus dated April 30, 2014, is 0.54% and 0.40% gross and net, respectively.

Merganser Capital Management, LLC. (“Merganser”) has agreed to waive fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolio are at the following rate: 0.15% of the first $200 million, 0.125% of the next $300 million, and 0.10% of amounts in excess of $500 million. BCS Financial Services Corporation (the “Administrator”), has contractually agreed to reduce its administration fees and/or reimburse certain expenses of the Ultrashort Duration Bond Portfolio to the extent necessary to ensure that the Portfolio’s total operating expenses for participation certificates do not exceed 0.40% (on an annual basis) of the Portfolio’s average daily net assets. The Administrator and Merganser cannot terminate such fee waivers prior to May 1, 2015 without the consent of the Board of Trustees of the Fund. Total returns would be lower had such fees and expenses not been waived and/ or reimbursed.

Government/REPO Portfolio Schedule of Investments December 31, 2014

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS — 100.0%
$16,000,000	Goldman Sachs & Co. To be repurchased at $16,000,071 (collateralized by $23,407,938 par amount of U.S. Treasury Notes, 0.00%; due 08/15/2027 and 05/15/2030; Total Fair Value $16,320,001)	0.08%	01/02/15	$16,000,000
16,070,000	HSBC Securities (USA), Inc. To be repurchased at $16,070,054 (collateralized by $15,955,000 par amount of a U.S. Treasury Note, 2.25%; due 07/31/2021; Total Fair Value $16,392,241)	0.06%	01/02/15	16,070,000
20,000,000	Morgan Stanley Co., LLC To be repurchased at $20,000,111 (collateralized by $20,927,956 par amount of Federal National Mortgage Backed Securities, a Tennessee Valley Interest Component and Federal Home Loan Mortgage Corporation, 0.00% to 6.03%; due 09/04/2015 to 08/28/2032; Total Fair Value $20,400,001)	0.10%	01/02/15	20,000,000
20,000,000	RBC Capital Markets, LLC To be repurchased at $20,000,089 (collateralized by $25,602,827 par amount of Federal National Mortgage Backed Securities and Government National Mortgage Association, 2.50% to 4.00%; due 11/01/2027 to 12/20/2044; Total Fair Value $20,469,941)	0.08%	01/02/15	20,000,000
20,000,000	SG Americas Securities, LLC To be repurchased at $20,000,078 (collateralized by $19,417,000 par amount of U.S. Treasury Notes and a U.S. Treasury Bond, 0.25% to 5.25%; due 05/15/2015 to 11/15/2028; Total Fair Value $20,400,042)	0.07%	01/02/15	20,000,000
8,000,000	TD Securities (USA), LLC To be repurchased at $8,000,040 (collateralized by $6,051,500 par amount of a U.S. Treasury Bond, 4.50%; due 08/15/2039; Total Fair Value $8,160,054)	0.09%	01/02/15	8,000,000

See accompanying notes to financial statements.

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
$12,000,000	TD Securities (USA), LLC To be repurchased at $12,000,040 (collateralized by $12,335,600 par amount of a U.S. Treasury Note and a U.S. Treasury Bond, 1.75% and 3.13% due 05/15/2023 and 02/15/2042; Total Fair Value $12,240,094)	0.06%	01/02/15	$12,000,000
	Total Repurchase Agreements (Cost $112,070,000)			112,070,000
	Total Investments – 100.0% (Cost $112,070,000) *			112,070,000
	Liabilities in excess of Other Assets – (0.0%)			(22,372)
	Net Assets – 100.0%			$112,047,628
	Net Asset Value Per Participation Certificate			$1.00

*                 Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2014

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost
TOTAL INVESTMENTS — 75.8%
BANK OBLIGATIONS — 31.4%
CERTIFICATES OF DEPOSIT — 5.2%
$10,000,000	Citibank NA	0.25%	02/06/15	$10,000,000
10,000,000	Citibank NA	0.25%	05/04/15	10,000,000
8,000,000	State Street Bank and Trust Co. (1)	0.28%	10/01/15	8,000,000
				28,000,000
YANKEE CERTIFICATES OF DEPOSIT — 26.2%
7,000,000	Bank of Montreal, Chicago (1)	0.24%	04/09/15	7,000,000
9,000,000	Bank of Montreal, Chicago (1)	0.24%	07/16/15	9,000,000
8,000,000	Bank of Nova Scotia, Houston (1)	0.24%	07/09/15	8,000,000
10,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., New York (1)	1.00%	03/27/15	10,016,905
5,000,000	Credit Industriel ET Commercial, New York	0.30%	04/08/15	5,000,000
4,000,000	Credit Industriel ET Commercial, New York	0.30%	04/16/15	4,000,000
8,000,000	National Australia Bank Ltd., New York (1)	0.23%	07/10/15	8,000,000
5,000,000	National Bank of Canada, New York (1)	0.26%	06/19/15	5,000,000
6,000,000	National Bank of Canada, New York (1)	0.30%	09/24/15	6,000,000
2,000,000	Natixis, New York	0.25%	02/02/15	2,000,000
7,000,000	Rabobank Nederland NV, New York	0.35%	01/12/15	7,000,000
8,000,000	Rabobank Nederland NV, New York (1)	0.29%	03/17/15	8,000,000
6,000,000	Rabobank Nederland NV, New York (1)	0.28%	09/16/15	6,000,000
8,000,000	Skandinaviska Enskilda Banken, New York	0.25%	04/09/15	8,000,000
3,000,000	Societe Generale, New York	0.25%	02/02/15	3,000,000
12,000,000	Sumitomo Mitsui Banking Corp., New York	0.25%	02/06/15	12,000,000
10,000,000	Sumitomo Mitsui Banking Corp., New York	0.25%	03/17/15	10,000,000
12,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.25%	04/20/15	12,000,000
6,500,000	Toronto Dominion Bank, New York	0.30%	07/15/15	6,499,995
5,000,000	Toronto Dominion Bank, New York (1)	0.24%	10/06/15	5,000,000
				141,516,900
	Total Bank Obligations (Cost $169,516,900)			169,516,900
CORPORATE DEBT — 35.2%
COMMERCIAL PAPER — 35.2%
ASSET BACKED SECURITIES — 24.1%
8,000,000	Bedford Row Funding Corp. (2) (3)	0.28%	01/28/15	7,998,320
5,000,000	Bedford Row Funding Corp. (1) (3)	0.29%	11/20/15	5,000,000
13,000,000	CAFCO LLC (2)	0.24%	01/05/15	12,999,653
9,000,000	CAFCO LLC (2)	0.25%	02/02/15	8,998,000
7,000,000	Chariot Funding LLC (2) (3)	0.26%	08/13/15	6,988,676
7,000,000	Charta LLC (2)	0.25%	05/04/15	6,994,021
7,000,000	Collateralized CP Co., LLC (2)	0.30%	02/02/15	6,998,133
9,000,000	Collateralized CP Co., LLC (2)	0.30%	03/09/15	8,994,975
12,000,000	Gotham Funding Corp. (2) (3)	0.11%	01/02/15	11,999,963

See accompanying notes to financial statements.

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost
CORPORATE DEBT (continued)

COMMERCIAL PAPER (continued)
ASSET BACKED SECURITIES (continued)
$15,000,000	Kells Funding LLC (1) (3)	0.24%	02/13/15	$15,000,100
7,000,000	Nieuw Amsterdam Receivables Corp. (2) (3)	0.23%	01/08/15	6,999,687
6,000,000	Nieuw Amsterdam Receivables Corp. (2) (3)	0.24%	01/23/15	5,999,120
5,000,000	Nieuw Amsterdam Receivables Corp. (2) (3)	0.22%	03/12/15	4,997,861
20,000,000	Victory Receivables Corp. (2) (3)	0.11%	01/02/15	19,999,939
				129,968,448
FINANCIAL COMPANIES — 11.1%
7,000,000	Caisse Centrale Desjardins Du Queb (2) (3)	0.13%	01/05/15	6,999,899
15,000,000	Caisse Centrale Desjardins Du Queb (2) (3)	0.15%	01/14/15	14,999,188
10,000,000	Commonwealth Bank Australia (1) (3)	0.23%	05/18/15	10,000,525
8,000,000	Erste Abwicklungsanstalt (2)	0.21%	05/18/15	7,993,607
8,000,000	Erste Abwicklungsanstalt (2)	0.21%	06/22/15	7,991,973
5,000,000	General Electric Capital Corp. (2)	0.22%	06/04/15	4,995,294
7,000,000	Macquarie Bank Ltd (2) (3)	0.32%	02/19/15	6,996,951
				59,977,437
	Total Commercial Paper			189,945,885
	Total Corporate Debt (Cost $189,945,885)			189,945,885

MUNICIPAL BONDS — 0.8% (4)
700,000	California Housing Finance Agency RB,
	Home Mortgage, Series E-1, Letter of Credit:
	Freddie Mac, Fannie Mae	0.03%	02/01/23	700,000
3,700,000	California Housing Finance Agency RB,
	Multifamily Housing, Series E, Letter of Credit:
	Freddie Mac, Fannie Mae	0.04%	08/01/37	3,700,000
	Total Municipal Bonds (Cost $4,400,000)			4,400,000
TIME DEPOSITS — 8.4%
15,000,000	Barclays Bank PLC, New York	0.12%	01/02/15	15,000,000
7,000,000	Barclays Bank PLC, New York	0.12%	01/02/15	7,000,000
23,000,000	Credit Agricole Corporate & Investment Bank SA	0.07%	01/02/15	23,000,000
	Total Time Deposits (Cost $45,000,000)			45,000,000
	Total Investments (Cost $408,862,785)			$408,862,785

See accompanying notes to financial statements.

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost
REPURCHASE AGREEMENTS — 17.6%

$95,000,000	Morgan Stanley Co., LLC	0.10%	01/02/15	$95,000,000

To be repurchased at $95,000,528 (collateralized by $127,955,581 par amount of Federal Farm Credit, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Gold Participating Certificates, Government National Mortgage Association and Tennessee Valley Authority, 0.00% to 12.50%; due 01/01/2015 to 12/15/2042; Total Fair Value $96,900,039)

	Total Repurchase Agreements (Cost $95,000,000)			95,000,000
	Total Investments and Repurchase
	Agreements — 93.4%			503,862,785
	(Cost $503,862,785) *
	Other Assets in excess of Liabilities —6.6%			35,413,693
	Net Assets — 100.0%			$539,276,478
	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(1)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity.
(2)	Rate disclosed represents the discount rate at the time of purchase.
(3)

Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment adviser to the Money Market Portfolio.

(4)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

NA	National Association
RB	Revenue Bonds

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Schedule of Investments December 31, 2014

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value
U.S. TREASURY OBLIGATIONS — 56.0% (1)
$350,000	U.S. Treasury Bill	0.16%	10/26/15	$349,521
22,750,000	U.S. Treasury Bill	0.23%	12/10/15	22,704,068
2,300,000	U.S. Treasury Bill	0.19%	12/11/15	2,295,356
14,000,000	U.S. Treasury Bill	0.09%	10/15/15	13,980,820
1,000,000	U.S. Treasury Bill	0.09%	10/15/15	998,630
3,400,000	U.S. Treasury Bill	0.10%	10/15/15	3,395,342
	Total U.S. Treasury Obligations (Cost $43,731,969)			43,723,737

AGENCY OBLIGATIONS — 43.0%
138,133	Federal Home Loan Bank (2)	4.78%	01/25/17	144,637
94,433	Federal Home Loan Mortgage Corp. (2)	5.50%	10/15/17	99,315
366,857	Federal Home Loan Mortgage Corp. (2)	5.00%	09/01/18	385,563
395,914	Federal Home Loan Mortgage Corp. (2)	5.00%	12/01/18	417,970
442,697	Federal Home Loan Mortgage Corp. (2)	5.00%	11/01/20	471,177
218,557	Federal Home Loan Mortgage Corp. (2)	4.50%	04/01/21	229,749
182,457	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	193,303
665,250	Federal Home Loan Mortgage Corp. (2)	5.50%	11/01/21	703,623
415,219	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	442,296
321,076	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26	342,336
102,214	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	107,225
13,306	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	02/15/23	13,304
499,220	Federal National Mortgage Association (2)	4.86%	01/01/15	499,214
155,910	Federal National Mortgage Association (2)	4.87%	04/01/15	155,634
538,772	Federal National Mortgage Association (2)	5.01%	06/01/15	542,667
1,263,048	Federal National Mortgage Association (2)	4.81%	08/01/15	1,279,973
248,000	Federal National Mortgage Association (2)	4.94%	08/01/15	251,082
1,081,992	Federal National Mortgage Association (2)	0.59%	08/25/15	1,082,119
1,190,320	Federal National Mortgage Association (2)	4.80%	09/01/15	1,205,325
401,616	Federal National Mortgage Association (2)	4.99%	10/01/15	409,117
375,000	Federal National Mortgage Association (2)	2.04%	11/01/15	375,528
720,000	Federal National Mortgage Association (2)	2.18%	11/01/15	725,932
1,001,926	Federal National Mortgage Association (2)	2.51%	11/01/15	1,012,687
205,254	Federal National Mortgage Association (2)	5.44%	11/01/15	210,458
774,957	Federal National Mortgage Association (2)	5.16%	12/01/15	792,808
1,000,000	Federal National Mortgage Association (2)	2.76%	01/01/16	1,015,329
90,950	Federal National Mortgage Association (2)	5.43%	02/01/16	93,564
282,563	Federal National Mortgage Association (2)	5.66%	02/01/16	291,368
860,000	Federal National Mortgage Association (2)	3.13%	03/01/16	859,148
720,987	Federal National Mortgage Association (2)	5.52%	05/01/16	734,243
1,334,123	Federal National Mortgage Association (2)	5.97%	08/01/16	1,420,920
1,000,000	Federal National Mortgage Association (2)	1.32%	11/01/17	999,791
60,355	Federal National Mortgage Association (2)	4.50%	05/01/18	63,439
467,305	Federal National Mortgage Association (2)	5.50%	09/01/18	494,296

See accompanying notes to financial statements.

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value
$508,747	Federal National Mortgage Association (2)	4.50%	10/01/19	$534,940
382,548	Federal National Mortgage Association (2)	4.50%	07/01/20	402,386
480,526	Federal National Mortgage Association (2)	4.00%	10/01/20	509,267
508,374	Government National Mortgage Association	4.50%	09/15/18	530,630
292,903	Government National Mortgage Association	4.50%	06/15/19	308,072
292,810	Government National Mortgage Association	2.53%	06/16/34	293,896
264,493	Government National Mortgage Association	2.21%	12/16/35	265,653
127,547	Government National Mortgage Association	5.85%	07/20/58	131,564
523,249	Government National Mortgage Association	5.65%	06/20/59	554,921
383,508	Government National Mortgage Association	5.46%	07/20/59	404,768
333,245	Government National Mortgage Association	5.46%	07/20/59	350,994
343,510	Government National Mortgage Association	5.46%	08/20/59	361,608
389,924	Government National Mortgage Association	5.47%	08/20/59	407,728
330,297	Government National Mortgage Association	5.47%	08/20/59	349,744
578,234	Government National Mortgage Association	5.51%	10/20/59	611,470
263,997	Government National Mortgage Association	5.59%	11/20/59	279,557
649,585	Government National Mortgage Association	5.50%	01/20/60	689,281
694,295	Government National Mortgage Association	4.31%	12/20/60	729,705
556,922	Government National Mortgage Association	6.86%	06/20/61	604,266
389,069	Government National Mortgage Association	5.16%	06/20/62	417,739
455,600	Government National Mortgage Association	5.41%	06/20/62	479,718
191,263	Government National Mortgage Association	5.06%	05/20/63	203,275
819,360	Government National Mortgage Association (3)	2.42%	10/20/63	885,720
707,516	Government National Mortgage Association	5.40%	03/20/64	743,885
191,675	Government National Mortgage Association, CMO	2.16%	07/16/33	192,588
524,694	Government National Mortgage Association, CMO	1.70%	08/16/33	527,590
27,166	Government National Mortgage Association, CMO	2.21%	11/16/34	27,178
37,111	Government National Mortgage Association, CMO (3)	4.91%	03/16/35	37,758
495,403	Government National Mortgage Association, CMO	2.19%	10/16/37	494,786
291,582	Government National Mortgage Association, CMO	2.00%	06/20/39	293,030
5,962	Government National Mortgage Association, CMO (3)	4.99%	02/16/44	5,982
713,563	Government National Mortgage Association, CMO	5.47%	11/20/59	754,024
315,239	National Credit Union Administration Guaranteed Notes (3)	0.53%	11/06/17	315,942
23,946	National Credit Union Administration Guaranteed Notes	1.84%	10/07/20	24,090
55,305	Small Business Administration (3)	3.58%	04/25/16	55,390
370,386	Small Business Administration (3)	3.83%	09/25/17	378,891
435,127	Small Business Administration (3)	3.08%	06/25/22	459,914
440,045	Small Business Administration (3)	3.58%	08/25/22	470,332
322,851	Small Business Administration (3)	4.10%	03/25/24	354,807
	Total Agency Obligations (Cost $33,484,113)			33,508,229

See accompanying notes to financial statements.

		Fair
Shares	Issuer	Value
REGISTERED INVESTMENT COMPANY — 0.9%

722,023	Dreyfus Treasury & Agency Cash Management Fund	$722,023
	Total Registered Investment Company (Cost $722,023)	722,023
	Total Investments — 99.9% (Cost $77,938,105) *	77,953,989
	Other Assets in excess of Liabilities — 0.1%	49,554
	Net Assets — 100.0%	$78,003,543
	Net Asset Value	$9.99

	*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

		Aggregate Cost	$77,938,329
		Unrealized appreciation	123,499
		Unrealized depreciation	(107,839)
		Net unrealized appreciation	$15,660

(1)		Rate disclosed represents the discount rate at the time of purchase.
(2)		These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(3)		Variable or floating rate security. Rate disclosed is as of December 31, 2014.
CMO		Collateralized Mortgage Obligation

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Schedule of Investments December 31, 2014

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value
U.S. TREASURY OBLIGATIONS — 17.2% (1)

$14,150,000	U.S. Treasury Bill	0.08%	06/25/15	$14,144,354
13,000,000	U.S. Treasury Bill	0.10%	10/15/15	12,982,190
750,000	U.S. Treasury Bill	0.12%	10/15/15	748,973
3,000,000	U.S. Treasury Bill	0.19%	12/10/15	2,993,943
	Total U.S. Treasury Obligations (Cost $30,878,374)			30,869,460

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.9%
1,246,199	Banc of America Commercial Mortgage Trust (2)	5.38%	09/10/45	1,286,691
1,450,543	Banc of America Merrill Lynch Commercial Mortgage, Inc. (2)	5.26%	11/10/42	1,450,041
1,560,000	Banc of America Merrill Lynch Commercial Mortgage, Inc.	4.67%	07/10/43	1,571,850
387,891	Bear Stearns Commercial Mortgage Securities (2)	5.12%	02/11/41	387,898
109,389	Bear Stearns Commercial Mortgage Securities	5.74%	06/11/50	109,967
1,710,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (2)	5.30%	01/15/46	1,758,248
737,818	Commercial Mortgage Pass Through Certificates	5.47%	09/15/39	776,569
1,100,000	Commercial Mortgage Trust	5.22%	04/10/37	1,111,897
487,251	Commercial Mortgage Trust	5.70%	12/10/49	488,891
671,636	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	4.94%	08/15/42	678,801
1,685,078	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.48%	12/12/44	1,722,839
1,720,359	LB-UBS Commercial Mortgage Trust	4.74%	07/15/30	1,730,416
183,367	LB-UBS Commercial Mortgage Trust	4.57%	01/15/31	185,964
976,721	LB-UBS Commercial Mortgage Trust	5.16%	02/15/31	1,000,330
1,550,000	Merrill Lynch Mortgage Trust (2)	5.67%	05/12/39	1,616,898
453,117	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.82%	08/12/49	455,914
12,530	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.85%	08/12/49	12,524
754,167	Morgan Stanley Capital I Trust (2)	5.23%	09/15/42	765,912
2,459,020	Morgan Stanley Capital I Trust (2)	5.59%	03/12/44	2,520,741
537,248	Morgan Stanley Capital I Trust (2)	0.31%	07/12/44	534,905
23,565	Morgan Stanley Capital I Trust (2)	5.61%	04/15/49	23,615
373,212	Wachovia Bank Commercial Mortgage Trust	5.25%	12/15/43	380,747
634,737	Wachovia Bank Commercial Mortgage Trust (2)	5.75%	06/15/49	635,994
	Total Commercial Mortgage-Backed Securities (Cost $21,322,043)			21,207,652

See accompanying notes to financial statements.

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value
ASSET-BACKED SECURITIES — 32.8%

$89,067	AEP Texas Central Transition Funding LLC	5.09%	07/01/15	$89,141
31,788	Ally Auto Receivables Trust	0.74%	04/15/16	31,795
2,000,000	Ally Master Owner Trust (3)	4.59%	04/15/17	2,021,232
845,000	Ally Master Owner Trust	1.21%	06/15/17	847,117
500,000	Ally Master Owner Trust (2)	0.63%	01/15/19	499,485
1,072,000	American Express Credit Account Master Trust	0.77%	05/15/18	1,072,331
2,250,000	American Express Credit Account Master Trust	0.98%	05/15/19	2,249,224
725,000	AmeriCredit Automobile Receivables Trust	0.65%	12/08/17	725,214
1,185,000	ARI Fleet Lease Trust (3)	0.81%	11/15/22	1,184,167
12,377	Bank of America Auto Trust	0.78%	06/15/16	12,379
900,000	Bank of America Credit Card Trust (2)	0.43%	09/16/19	898,823
650,000	Barclays Dryrock Issuance Trust (2)	0.52%	12/16/19	649,502
2,000,000	Cabela’s Credit Card Master Note Trust (3)	2.39%	06/17/19	2,038,970
1,800,000	Cabela’s Credit Card Master Note Trust (2) (3)	0.69%	02/18/20	1,812,496
500,000	Cabela’s Credit Card Master Note Trust (2)	0.51%	03/16/20	500,113
500,000	Capital Auto Receivables Asset Trust	0.79%	06/20/17	500,500
1,000,000	Capital One Multi-Asset Execution Trust	4.90%	12/15/17	1,005,022
2,000,000	Capital One Multi-Asset Execution Trust	0.63%	11/15/18	1,998,426
433,000	Capital One Multi-Asset Execution Trust (2)	0.44%	01/15/19	431,578
2,000,000	CarMax Auto Owner Trust	1.76%	08/15/17	2,014,990
368,221	CarMax Auto Owner Trust	0.60%	10/16/17	368,089
1,070,000	CarMax Auto Owner Trust	0.79%	04/16/18	1,066,573
300,000	CarMax Auto Owner Trust	1.24%	10/15/18	299,834
1,030,000	Chase Issuance Trust (2)	0.62%	04/15/19	1,023,970
2,600,000	CIT Equipment Collateral (3)	1.13%	07/20/20	2,607,254
57,896	CIT Marine Trust	6.25%	11/15/19	58,014
1,000,000	Citibank Credit Card Issuance Trust	5.50%	03/24/17	1,011,047
73,378	CNH Equipment Trust	0.94%	05/15/17	73,393
395,000	CNH Equipment Trust	2.46%	05/15/18	401,003
640,706	CNH Equipment Trust	0.69%	06/15/18	640,676
1,175,000	CNH Equipment Trust	0.69%	08/15/18	1,175,247
1,610,000	CNH Equipment Trust	0.91%	05/15/19	1,605,339
300,000	Discover Card Execution Note Trust	0.81%	08/15/17	300,148
700,000	Discover Card Execution Note Trust	0.86%	11/15/17	701,049
850,000	Discover Card Execution Note Trust	0.69%	08/15/18	849,148
18,927	Entergy Texas Restoration Funding LLC	2.12%	02/01/16	18,951
705,000	Fifth Third Auto Trust	0.88%	10/16/17	706,175
1,535,000	Fifth Third Auto Trust	0.68%	04/16/18	1,532,863
315,000	Ford Credit Auto Owner Trust	2.27%	01/15/17	318,522
500,000	Ford Credit Auto Owner Trust	3.21%	07/15/17	504,254
500,000	Ford Credit Auto Owner Trust	2.40%	11/15/17	508,579
500,000	Ford Credit Auto Owner Trust	2.94%	07/15/18	512,031
735,000	Ford Credit Floorplan Master Owner Trust	1.29%	06/15/17	736,873
300,000	GE Capital Credit Card Master Note Trust	1.03%	01/15/18	300,061

See accompanying notes to financial statements.

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value
ASSET-BACKED SECURITIES (continued)

$1,100,000	GE Capital Credit Card Master Note Trust	3.69%	03/15/18	$1,107,022
300,000	GE Capital Credit Card Master Note Trust (2)	1.01%	06/15/18	300,132
450,000	GE Capital Credit Card Master Note Trust	1.51%	06/15/18	451,980
1,000,000	GE Dealer Floorplan Master Note Trust (2)	0.57%	04/20/18	999,012
360,539	GE Equipment Transportation LLC	0.62%	07/25/16	360,579
1,000,000	Huntington Auto Trust	1.18%	06/15/17	1,003,799
901,293	John Deere Owner Trust	0.60%	03/15/17	902,451
250,000	John Deere Owner Trust	0.99%	06/15/18	250,455
500,000	John Deere Owner Trust	0.69%	01/15/19	499,765
1,734,414	North Carolina State Education Assistance Authority (2)	1.13%	01/26/26	1,743,849
300,000	Santander Drive Auto Receivables Trust	0.87%	01/16/18	300,155
260,712	Sierra Timeshare Receivables Funding LLC (3)	2.38%	03/20/29	263,167
549,616	Sierra Timeshare Receivables Funding LLC (3)	1.87%	08/20/29	551,958
470,765	SMART Trust Australia	0.84%	09/14/16	471,074
913,201	SMART Trust Australia (2)	0.59%	01/14/17	913,091
311,075	SMART Trust Australia	0.97%	03/14/17	310,858
425,554	TAL Advantage V LLC (3)	1.70%	05/20/39	422,868
1,035,000	USAA Auto Owner Trust	0.57%	08/15/17	1,034,903
125,000	Volvo Financial Equipment LLC (3)	1.51%	08/15/17	125,520
814,463	Wachovia Bank Commercial Mortgage Trust	5.56%	03/15/45	843,116
593,690	Wachovia Bank Commercial Mortgage Trust	5.31%	11/15/48	629,151
891,527	Wachovia Bank Commercial Mortgage Trust	5.93%	06/15/49	893,039
1,700,000	World Financial Network Credit Card Master Trust	3.96%	04/15/19	1,725,923
675,000	World Financial Network Credit Card Master Trust (2)	0.54%	12/15/19	675,438
965,000	World Financial Network Credit Card Master Trust	0.91%	03/16/20	963,606
115,791	World Omni Automobile Lease Securitization Trust	1.06%	11/15/17	115,849
1,440,000	World Omni Automobile Lease Securitization Trust	1.49%	02/15/18	1,443,624
1,500,000	World Omni Automobile Lease Securitization Trust	1.40%	02/15/19	1,509,892
	Total Asset-Backed Securities (Cost $58,746,832)			58,713,874

AGENCY OBLIGATIONS — 8.4%
500,000	Federal Home Loan Bank	0.80%	02/28/17	498,598
432,052	Federal Home Loan Mortgage Corp. (4)	5.00%	06/01/25	460,227
975,972	Federal National Mortgage Association (4)	4.80%	09/01/15	988,275
516,638	Federal National Mortgage Association (4)	5.16%	12/01/15	528,538
233,238	Federal National Mortgage Association (4)	5.97%	08/01/16	248,413
832,831	Government National Mortgage Association (2)	0.41%	11/16/35	833,050
269,106	Government National Mortgage Association	2.21%	12/16/35	270,287
666,971	Government National Mortgage Association	5.46%	07/20/59	703,945
666,490	Government National Mortgage Association	5.46%	07/20/59	701,989
687,020	Government National Mortgage Association	5.46%	08/20/59	723,217
714,860	Government National Mortgage Association	5.47%	08/20/59	747,502
330,297	Government National Mortgage Association	5.47%	08/20/59	349,744

See accompanying notes to financial statements.

Par Value	Issuer	Interest Rate	Maturity	Fair Value

AGENCY OBLIGATIONS (continued)
$3,354,388	Government National Mortgage Association	5.62%	09/20/59	$3,559,797
131,999	Government National Mortgage Association	5.59%	11/20/59	139,779
225,461	Government National Mortgage Association	5.72%	06/20/61	240,700
440,277	Government National Mortgage Association	5.16%	06/20/62	472,720
668,213	Government National Mortgage Association	5.41%	06/20/62	703,586
1,274,559	Government National Mortgage Association (2)	2.42%	10/20/63	1,377,787
503,635	Small Business Administration (2)	3.83%	09/25/17	515,199
351,580	Small Business Administration (2)	2.83%	06/25/22	368,433
541,208	Small Business Administration (2)	3.58%	08/25/22	578,457
	Total Agency Obligations (Cost $15,074,340)			15,010,243

CORPORATE BONDS — 29.1%
AUTO MANUFACTURERS — 1.8%
1,700,000	Toyota Motor Credit Corp.	2.05%	01/12/17	1,732,604
1,500,000	Volkswagen International Finance NV (3) (5)	1.15%	11/20/15	1,506,252
				3,238,856
BANKS — 9.2%
250,000	American Express Credit Corp.	2.75%	09/15/15	253,901
890,000	American Express Credit Corp. (2)	0.74%	07/29/16	893,681
1,000,000	Bank of America Corp.	4.50%	04/01/15	1,009,456
500,000	Bank of America Corp.	1.50%	10/09/15	502,145
1,350,000	Bank of Nova Scotia (The) (5)	1.30%	07/21/17	1,346,441
1,400,000	BB&T Corp.	3.95%	04/29/16	1,449,770
870,000	Canadian Imperial Bank of Commerce/Canada (2) (5)	0.75%	07/18/16	873,930
1,480,000	Citigroup, Inc. (2)	1.19%	07/25/16	1,489,949
1,750,000	Commonwealth Bank of Australia/New York (5)	1.13%	03/13/17	1,744,762
1,650,000	Export-Import Bank of Korea (5)	1.25%	11/20/15	1,653,655
1,500,000	Goldman Sachs Group, Inc. (The)	3.70%	08/01/15	1,524,425
1,436,000	JPMorgan Chase & Co.	3.45%	03/01/16	1,474,333
715,000	Morgan Stanley (2)	3.00%	08/31/15	718,075
975,000	Toronto-Dominion Bank (The) (5)	1.13%	05/02/17	969,867
500,000	Wachovia Corp. (2)	0.57%	03/15/16	499,250
				16,403,640
BEVERAGES — 0.6%
1,098,000	Anheuser-Busch InBev Finance, Inc. (5)	0.80%	01/15/16	1,100,052
				1,100,052

See accompanying notes to financial statements.

Par Value	Issuer	Interest Rate	Maturity	Fair Value

CORPORATE BONDS (continued)
CHEMICALS — 1.5%
$1,000,000	Airgas, Inc.	3.25%	10/01/15	$1,016,119
515,000	Airgas, Inc.	2.95%	06/15/16	526,716
1,195,000	Dow Chemical Co. (The)	2.50%	02/15/16	1,216,271
				2,759,106
COMPUTERS — 0.3%
470,000	Apple, Inc.	0.45%	05/03/16	469,645
				469,645
DIVERSIFIED FINANCIAL SERVICES — 5.0%
939,000	Charles Schwab Corp. (The)	0.85%	12/04/15	941,263
500,000	ERP Operating LP	6.58%	04/13/15	501,988
1,000,000	Ford Motor Credit Co., LLC	3.98%	06/15/16	1,035,766
885,000	General Electric Capital Corp. (2)	1.00%	08/11/15	888,824
1,015,000	General Electric Capital Corp.	3.35%	10/17/16	1,055,932
1,300,000	National Rural Utilities Cooperative Finance Corp.	1.10%	01/27/17	1,296,289
992,000	Simon Property Group LP	5.10%	06/15/15	1,011,509
1,000,000	Ventas Realty LP/Ventas Capital Corp.	3.13%	11/30/15	1,020,433
1,250,000	Vornado Realty LP	4.25%	04/01/15	1,250,000
				9,002,004
ELECTRIC — 1.9%
1,401,000	Exelon Corp.	4.90%	06/15/15	1,426,211
1,000,000	Northern States Power Co.	1.95%	08/15/15	1,005,631
1,000,000	PSEG Power LLC	5.50%	12/01/15	1,041,570
				3,473,412
INSURANCE — 0.6%
1,000,000	Principal Life Global Funding II (3)	1.13%	02/24/17	993,383
				993,383
IRON/STEEL — 0.7%
1,200,000	Vale Overseas Ltd. (5)	6.25%	01/11/16	1,250,520
				1,250,520
MEDIA — 1.0%
1,500,000	Comcast Cable Communications LLC	8.88%	05/01/17	1,756,246
				1,756,246
MINING — 1.2%
1,245,000	Rio Tinto Finance USA Ltd. (5)	2.25%	09/20/16	1,268,433
918,000	Rio Tinto Finance USA PLC (5)	1.13%	03/20/15	919,024
				2,187,457

See accompanying notes to financial statements.

Par Value	Issuer	Interest Rate	Maturity	Fair Value

CORPORATE BONDS (continued)
OIL & GAS — 0.9%
$1,622,000	Total Capital SA (5)	3.00%	06/24/15	$1,641,143
				1,641,143
PHARMACEUTICALS — 0.9%
1,500,000	Teva Pharmaceutical Finance III LLC (5)	3.00%	06/15/15	1,514,420
				1,514,420
PIPELINES — 0.6%
1,000,000	Enterprise Products Operating LLC	3.20%	02/01/16	1,023,952
				1,023,952
RETAIL — 0.5%
900,000	CVS Caremark Corp.	3.25%	05/18/15	908,753
				908,753
TELECOMMUNICATION SERVICES — 2.4%
1,400,000	America Movil Sab de CV (5)	2.38%	09/08/16	1,420,958
1,500,000	Cisco Systems, Inc. (2)	0.51%	03/03/17	1,501,066
1,400,000	Verizon Communications, Inc.	2.00%	11/01/16	1,421,161
				4,343,185
	Total Corporate Bonds (Cost $52,151,964)			52,065,774

Shares
REGISTERED INVESTMENT COMPANY — 0.4%
667,147	Dreyfus Treasury & Agency Cash Management Fund	667,147
	Total Registered Investment Company (Cost $667,147)	667,147
	Total Investments — 99.8% (Cost $178,840,700) *	178,534,150
	Other Assets in excess of Liabilities —0.2%	443,251
	Net Assets — 100.0%	$178,977,401
	Net Asset Value Per Participation Certificate	$9.96

See accompanying notes to financial statements.

*                 The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$178,841,810
Unrealized appreciation	97,786
Unrealized depreciation	(405,446)
Net unrealized depreciation	$(307,660)

(1)         Rate disclosed represents the discount rate at the time of purchase.

(2)         Variable or floating rate security. Rate disclosed is as of December 31, 2014.

(3)         Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by Merganser Capital Management, LLC, the investment adviser to the Ultrashort Duration Bond Portfolio.

(4)         These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(5)         Security is domiciled in a foreign jurisdiction.

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities December 31, 2014

	Government/REPO	Money Market
	Portfolio	Portfolio

ASSETS
Investments, at amortized cost, which approximates fair value	$—	$408,862,785
Repurchase agreements, at amortized cost, which approximates fair value	112,070,000	95,000,000
Cash	137	35,451,155
Accrued interest receivable	241	109,468
Other assets	2,694	12,553
Total Assets	112,073,072	539,435,961

LIABILITIES
Dividends payable	54	6,778
Accrued expenses payable
Investment advisory fees (Note 4)	3,485	40,022
Administration fees (Note 4)	1,265	17,915
Custodian fees (Note 4)	2,267	16,610
Transfer agent fees (Note 4)	203	1,084
Other liabilities	18,170	77,074
Total Liabilities	25,444	159,483
NET ASSETS	$112,047,628	$539,276,478

NET ASSETS CONSIST OF:
Paid-in Capital	$112,047,628	$539,275,278
Accumulated net realized gain on securities sold	—	1,200

TOTAL NET ASSETS	$112,047,628	$539,276,478
Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	112,047,628	539,275,278

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00	$1.00

See accompanying notes to financial statements.

	Ultrashort Duration	Ultrashort Duration Bond
	Government Portfolio	Portfolio

ASSETS
Investments, at fair value *	$77,953,989	$178,534,150
Cash	426	17,122
Accrued interest receivable	119,099	510,164
Receivable due from Administrator (Note 4)	4,810	28,474
Other assets	1,131	2,110
Total Assets	78,079,455	179,092,020

LIABILITIES
Dividends payable	11,445	17,327
Accrued expenses payable
Investment advisory fees (Note 4)	9,072	24,858
Custodian fees (Note 4)	2,483	3,891
Transfer agent fees (Note 4)	7,835	10,227
Accounting Service fees (Note 4)	5,208	5,227
Other liabilities	39,869	53,089
Total Liabilities	75,912	114,619
NET ASSETS	$78,003,543	$178,977,401

NET ASSETS CONSIST OF:
Paid-in Capital	$78,080,767	$179,280,720
Accumulated undistributed net investment loss	(76,769)	—
Accumulated net realized gain/(loss) on securities sold	(16,339)	3,231
Net unrealized appreciation/(depreciation) on securities	15,884	(306,550)
TOTAL NET ASSETS	$78,003,543	$178,977,401
Total Participation Certificates (PCs) outstanding (1 billion authorized for each Portfolio, $0.001 Par Value)	7,809,803	17,963,597
Net Asset Value Per PC (net assets/PCs outstanding)	$9.99	$9.96
* Investments, at cost	$77,938,105	$178,840,700

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations For the year ended December 31, 2014

	Government/REPO	Money Market
	Portfolio	Portfolio

INTEREST INCOME	$69,952	$1,200,498

EXPENSES
Investment advisory fees (Note 4)	247,552	1,052,995
Administration fees (Note 4)	61,888	324,326
Legal fees	17,428	91,434
Custodian fees (Note 4)	7,934	82,453
Audit and tax fees	18,040	63,331
Insurance expense	7,882	39,277
Printing fees	11,832	31,403
Trustee expense	4,380	20,307
S&P rating fees	3,693	18,253
Transfer agent fees (Note 4)	1,155	7,573
Fund compliance fees	5,913	—
Miscellaneous	3,737	20,840
Total Expenses	391,434	1,752,192
Less fees waived and/or reimbursed (Note 4)	(334,018)	(650,147)
Net Expenses	57,416	1,102,045

NET INVESTMENT INCOME	12,536	98,453
NET REALIZED GAIN ON SECURITIES SOLD	—	47,626

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,536	$146,079

See accompanying notes to financial statements.

	Ultrashort	Ultrashort
	Duration	Duration
	Government	Bond
	Portfolio	Portfolio

INTEREST INCOME	$408,029	$1,094,889

EXPENSES
Investment advisory fees (Note 4)	145,845	322,217
Administration fees (Note 4)	37,224	81,872
Legal fees	9,988	18,955
Custodian fees (Note 4)	14,271	22,242
Audit and tax fees	27,859	31,028
Insurance expense	3,427	5,658
Printing fees	5,536	7,479
Trustee expense	2,757	5,124
S&P rating fees	14,976	23,024
Transfer agent fees (Note 4)	53,959	61,778
Fund compliance fees	11,305	21,766
Accounting fees (Note 4)	62,496	65,532
Administration out of pocket expense	30,365	42,284
Miscellaneous	5,551	899
Total Expenses	425,559	709,858
Less fees waived and/or reimbursed (Note 4)	(129,753)	(121,795)
Net Expenses	295,806	588,063

NET INVESTMENT INCOME	112,223	506,826
NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	(5,075)	91,244
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON SECURITIES	83,624	(262,309)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$190,772	$335,761

See accompanying notes to financial statements.

Government/REPO Portfolio Statements of changes in Net Assets

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$12,536	$38,698
Net increase in net assets resulting from operations	12,536	38,698

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0001 and $0.0003 per PC, respectively	(12,536)	(38,698)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(12,536)	(38,698)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	204,010,722	447,459,778
Reinvestment of dividends	12,202	35,340
Cost of PCs repurchased	(221,281,145)	(527,094,727)
Net decrease in net assets resulting from capital transactions	(17,258,221)	(79,599,609)
Total decrease in net assets	(17,258,221)	(79,599,609)

NET ASSETS:
Beginning of year	129,305,849	208,905,458
End of year	$112,047,628	$129,305,849
Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	204,010,722	447,459,778
Reinvestments of dividends	12,202	35,340
PCs repurchased	(221,281,145)	(527,094,727)
Net decrease in PCs outstanding	(17,258,221)	(79,599,609)

See accompanying notes to financial statements.

Money Market Portfolio Statements of changes in Net Assets

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$98,453	$248,704
Net realized gain on securities sold	47,626	37,774
Net increase in net assets resulting from operations	146,079	286,478

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0003 and $0.0004 per PC, respectively	(149,994)	(298,790)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(149,994)	(298,790)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	2,334,994,700	3,100,031,346
Reinvestment of dividends	119,580	233,587
Cost of PCs repurchased	(2,382,238,134)	(3,353,774,753)
Net decrease in net assets resulting from capital transactions	(47,123,854)	(253,509,820)
Total decrease in net assets	(47,127,769)	(253,522,132)

NET ASSETS:
Beginning of year	586,404,247	839,926,379
End of year	$539,276,478	$586,404,247
Accumulated undistributed net investment income	$—	$5,115

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	2,334,994,700	3,100,031,346
Reinvestments of dividends	119,580	233,587
PCs repurchased	(2,382,238,134)	(3,353,774,753)
Net decrease in PCs outstanding	(47,123,854)	(253,509,820)

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Statements of changes in Net Assets

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$112,223	$167,013
Net realized gain/(loss) on securities sold	(5,075)	21,360
Net change in unrealized appreciation/(depreciation) on securities	83,624	(281,697)
Net increase/(decrease) in net assets resulting from operations	190,772	(93,324)

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0181 and $0.0180 per PC, respectively	(150,208)	(134,676)
From net realized capital gains $0.0000 and $0.0040 per PC, respectively	—	(32,077)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(150,208)	(166,753)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	38,461,665	20,500,000
Reinvestment of dividends	108,901	121,417
Cost of PCs repurchased	(36,267,639)	(17,567,094)
Net increase in net assets resulting from capital transactions	2,302,927	3,054,323
Total increase in net assets	2,343,491	2,794,246

NET ASSETS:
Beginning of year	75,660,052	72,865,806
End of year	$78,003,543	$75,660,052
Accumulated undistributed net investment loss	$(76,769)	$(38,784)

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	3,846,851	2,047,796
Reinvestments of dividends	10,893	12,147
PCs repurchased	(3,625,451)	(1,755,704)
Net increase in PCs outstanding	232,293	304,239

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Statements of changes in Net Assets

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$506,826	$582,339
Net realized gain on securities sold	91,244	152,856
Net change in unrealized depreciation on securities	(262,309)	(398,963)
Net increase in net assets resulting from operations	335,761	336,232

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0341 and $0.0529 per PC, respectively.	(487,692)	(568,109)
From net realized capital gains $0.0035 and $0.0157 per PC, respectively.	(62,351)	(165,643)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(550,043)	(733,752)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	232,965,575	66,481,712
Reinvestment of dividends	477,315	659,319
Cost of PCs repurchased	(159,964,182)	(76,500,224)
Net increase/(decrease) in net assets resulting from capital transactions	73,478,708	(9,359,193)
Total increase/(decrease) in net assets	73,264,426	(9,756,713)

NET ASSETS:
Beginning of year	105,712,975	115,469,688
End of year	$178,977,401	$105,712,975
Accumulated undistributed net investment loss	$—	$(31,744)

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	23,343,826	6,646,618
Reinvestments of dividends	47,851	65,999
PCs repurchased	(16,029,380)	(7,646,114)
Net increase/(decrease) in PCs outstanding	7,362,297	(933,497)

See accompanying notes to financial statements.

Government/REPO Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations:
Net Investment Income	0.0001	0.0003	0.0009	0.0003	0.001
Net Realized Gain (Loss) on Investments	—	—	—	—	—
Total From Investment Operations	0.0001	0.0003	0.0009	0.0003	0.001
Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.0001)	(0.0003)	(0.0009)	(0.0003)	(0.001)
Total Dividends and Distributions	(0.0001)	(0.0003)	(0.0009)	(0.0003)	(0.001)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.01%	0.03%	0.09%	0.03%	0.09%
Ratios/Supplemental Data:
Net Assets, End of Year (000)	$112,048	$129,306	$208,905	$177,330	$124,177
Ratio of Net Expenses to Average Net Assets (1)	0.05%	0.06%	0.10%	0.08%	0.10%
Ratio of Net Investment Income to Average Net Assets (2)	0.01%	0.03%	0.09%	0.03%	0.09%

(1) Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.32%, 0.30%, 0.29%, 0.30%, and 0.30% for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, respectively.

(2) Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been (0.26)%, (0.21)%, (0.10)%, (0.20)%, and (0.11)% for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, respectively.

See accompanying notes to financial statements.

Money Market Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations:
Net Investment Income	0.0003	0.0004	0.001	0.001	0.002
Net Realized Gain (Loss) on Investments	—	—	—	—	—
Total From Investment Operations	0.0003	0.0004	0.001	0.001	0.002
Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.0003)	(0.0004)	(0.001)	(0.001)	(0.002)
Total Dividends and Distributions	(0.0003)	(0.0004)	(0.001)	(0.001)	(0.002)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.03%	0.04%	0.11%	0.09%	0.15%
Ratios/Supplemental Data:
Net Assets, End of Year (000)	$539,276	$586,404	$839,926	$970,715	$1,134,728
Ratio of Net Expenses to Average Net Assets (1)	0.17%	0.18%	0.18%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets (2)	0.02%	0.03%	0.11%	0.09%	0.13%

(1) Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.27%, 0.25%, 0.23%, 0.22%, and 0.22% for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, respectively.

(2) Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been (0.09)%, (0.04)%, 0.05%, 0.03%, and 0.08% for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout the Period

	Year	Year	For the Period
	Ended	Ended	March 7, 2012*
	12/31/14	12/31/13	to December 31, 2012
Net Asset Value, Beginning of Period	$9.98	$10.02	$10.00
Investment Operations:
Net Investment Income	0.02 (1)	0.02 (1)	0.03	(1)
Net Realized and Unrealized Gain (Loss) on Investments	0.01	(0.04)	0.05
Total From Investment Operations	0.03	(0.02)	0.08
Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.02)	(0.02)	(0.05)
Net Realized Capital Gains	—	— (2)	(0.01)
Total Dividends and Distributions	(0.02)	(0.02)	(0.06)
Net Asset Value, End of Period	$9.99	$9.98	$10.02
Total Return	0.18%	(0.08)%	0.83	%**
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$78,004	$75,660	$72,866
Ratio of Net Expenses to Average Net Assets (3)	0.40%	0.40%	0.40	%***
Ratio of Net Investment Income to Average Net Assets (4)	0.15%	0.23%	0.36	%***
Portfolio turnover rate	69%	76%	85	%**

*                           Commencement of operations.

**                    Not Annualized.

***             Annualized.

(1)                   The selected per share data was calculated using the weighted average shares outstanding method for the period.

(2)                   Less than $0.01 per share.

(3)                   Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.58%, 0.56% and 0.59% annualized for the years ended December 31, 2014, 2013 and period ended 2012, respectively.

(4)                   Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average net assets would have been (0.02)%, 0.07% and 0.17% annualized for the years ended December 31, 2014, 2013 and period ended 2012, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout the Period

	Year	Year	For the Period
	Ended	Ended	March 6, 2012*
	12/31/14	12/31/13	to December 31, 2012
Net Asset Value, Beginning of Period	$9.97	$10.01	$10.00
Investment Operations:
Net Investment Income	0.03 (1)	0.05 (1)	0.06	(1)
Net Realized and Unrealized Gain (Loss) on Investments	—	(0.02)	0.02
Total From Investment Operations	0.03	0.03	0.08
Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.04)	(0.05)	(0.06)
Net Realized Capital Gains	— (2)	(0.02)	(0.01)
Total Dividends and Distributions	(0.04)	(0.07)	(0.07)
Net Asset Value, End of Period	$9.96	$9.97	$10.01
Total Return	0.28%	0.28%	0.79	%**
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$178,977	$105,713	$115,470
Ratio of Net Expenses to Average Net Assets (3)	0.36%	0.40%	0.40	%***
Ratio of Net Investment Income to Average Net Assets (4)	0.31%	0.56%	0.74	%***
Portfolio turnover rate	59%	132%	50	%**

*                           Commencement of operations.

**                    Not Annualized.

***             Annualized.

(1)                   The selected per share data was calculated using the weighted average shares outstanding method for the period.

(2)                   Less than $0.01 per share.

(3)                   Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.43%, 0.54% and 0.48% annualized for the years ended December 31, 2014, 2013 and period ended 2012, respectively.

(4)                   Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average net assets would have been 0.24%, 0.42% and 0.66% annualized for the years ended December 31, 2014, 2013 and period ended 2012, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2014

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered investment company and in accordance with the Financial Standards Accounting Board (“FASB”) Accounting Standards update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services Investment Companies”. The Fund consists of four separate diversified portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (each a “Portfolio” and collectively, the “Portfolios”).

The Government/REPO Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

The Money Market Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations, and bank and commercial obligations.

The Ultrashort Duration Government Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in U.S. Government securities and U.S. Government agency securities.

The Ultrashort Duration Bond Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in a diversified portfolio of investment-grade debt securities.

Note 2. Significant Accounting Policies

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements are sixty days or less, the amortized cost of the securities is used as long as it represents the best estimate of fair value.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 12 Noon (Eastern Time) and as of 4:00 p.m. (Eastern Time). This is only done on business days on which purchase orders or redemption orders are placed for that Portfolio and there is sufficient trading in instruments held in that Portfolio so that its NAV might be affected materially. Pursuant to Rule 2a-7 of the 1940 Act, securities are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until effective maturity or sale of the security.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government/REPO and Money Market Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2014

(Continued)

over the short-term capital loss) realized by the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios, after deducting any available capital loss carryovers, are declared and paid to their shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from United States Generally Accepted Accounting Principals (“U.S. GAAP”). Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate (“PC”) holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. All distributions paid by the Portfolios for the period January 1, 2014 through December 31, 2014 were from ordinary income for U.S. income tax purposes.

Repurchase Agreements: Each Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement with financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. The collateral consists of U.S. Government securities the market value of which, on a daily basis, including any accrued interest, is equal to at least 100% of the purchase price plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreements, both parties have the right to set-off. If the seller defaults or enters into insolvency proceeding, realization of the collateral by the company may be delayed or limited. At December 31, 2014, the Portfolios held repurchase agreements, which are included in Repurchase Agreements, at amortized cost, which approximates fair value in the Statement of Assets and Liabilities. The value of the related collateral that the Portfolios received for each of these agreements exceeded the value of each repurchase agreement at December 31, 2014 and is disclosed in the Schedule of Investments.

Expenses: Expenses are recorded on the accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•              Level 1 — quoted prices in active markets for identical securities

•              Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepay- ment speeds, credit risk, etc.)

•              Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed- income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio with remaining maturities of greater than sixty days are valued at fair value using price evaluations provided by an independent

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2014

(Continued)

pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements are sixty days or less the amortized cost is used as long as it represents the best estimate of fair value. A summary of the inputs used to value the Portfolios’ net assets as of December 31, 2014 is as follows:

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2014	Price	Inputs	Inputs
Government/REPO Portfolio
Investments in Securities*	$112,070,000	$—	$112,070,000	$—

Money Market Portfolio
Investments in Securities*	$503,862,785	$—	$503,862,785	$—

Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$43,723,737	$—	$43,723,737	$—
Agency Obligations	33,508,229	—	33,508,229	—
Registered Investment Company	722,023	722,023	—	—
	$77,953,989	$722,023	$77,231,966	$—

Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$30,869,460	$—	$30,869,460	$—
Commercial Mortgage-Backed Securities	21,207,652	—	21,207,652	—
Asset-Backed Securities	58,713,874	—	58,713,874	—
Agency Obligations	15,010,243	—	15,010,243	—
Corporate Bonds	52,065,774	—	52,065,774	—
Registered Investment Company	667,147	667,147	—	—
	$178,534,150	$667,147	$177,867,003	$—

* Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in market activity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the year ended December 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Portfolios. The portfolios disclose all transfers between levels based on valuations at the end of each reporting period.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates, Related Parties and Other Fee Arrangements

The Fund has entered into agreements for advisory, service agent, administrative, custodian and transfer agent services as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also officers of

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2014

(Continued)

the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Government/ REPO Portfolio’s and Money Market Portfolio’s investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the net asset value and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon”). The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. As compensation for its services, the Government/REPO and Money Market Portfolios pay BALLC a fee, computed daily and paid monthly based upon an annualized percentage of the average net assets of each of the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government/REPO Portfolio and Money Market Portfolio so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average net assets for the year. BALLC and the Administrator have agreed to waive fees (“other fee waivers”) such that the Government/REPO Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of the Portfolio’s average net assets. BALLC has agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. The Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. The Administrator and BALLC cannot terminate such fee waivers prior to May 1, 2015 without the consent of the Board of Trustees of the Fund.

For the Government/REPO Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all expenses, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and any other fee waivers, the portfolio yield for such day would be not less than 0.01%. The Administrator has agreed that if after giving effect to such waiver and other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, the portfolio yield for such day would be not less than 0.01%. BALLC has agreed that if after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. The Administrator and BALLC cannot terminate such fee waivers prior to May 1, 2015 without the consent of the Board of Trustees of the Fund.

Merganser Capital Management, LLC (“Merganser”) serves as the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios (the “Ultrashort Portfolios”) investment advisor. As compensation for its services the Portfolios paid Merganser a fee, computed daily and paid monthly based on the average aggregate net assets in the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, and 0.10% of amounts in excess of $500 million.

The Administrator has agreed to waive the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio so that they individually do not exceed 0.40 of one percent (0.40%) of each Ultrashort Portfolio’s average daily net assets for the year. Merganser has agreed to waive fees otherwise payable to it by the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolios are at the following rate: 0.15% of the first $200 million, 0.125% of the next $300 million, and 0.10% of amounts in excess of $500 million. The Administrator and Merganser cannot terminate such fee waivers prior to May 1, 2015 without the consent of the Board of Trustees of the Fund.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2014

(Continued)

Merganser may not recover any fees waived with respect to a particular year. The Administrator is entitled to recover, subject to approval of the Board of Trustees of the Fund, fees waived or expenses reimbursed for a period of up to three (3) years from the year in which the Administrator waived such fees and/or reimbursed expenses for the Fund. No recovery will be permitted unless after giving effect thereto, the current expense ratios of each of the Ultrashort Portfolios do not exceed 0.40%.

As a result of the foregoing waivers and reimbursements, for the year ended December 31, 2014, the Administrator waived $61,888, $100,747, $37,224 and $40,259 which the Administrator was entitled to as the fees for its services as administrator for the Government/REPO Portfolio, Money Market Portfolio, Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively. In addition, the Administrator reimbursed expenses of $28,062 and $55,327 for the Government/REPO Portfolio and Ultrashort Duration Government Portfolio, respectively. BALLC waived $244,068 and $549,400 of advisory fees payable for the Government/REPO Portfolio and Money Market Portfolio, respectively, for the year ended December 31, 2014. Merganser waived $37,202 and $81,536 of advisory fees payable by the Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively, for the year ended December 31, 2014.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Fund for serving in these capacities.

Foreside Fund Services is the Fund’s distributor (the “Distributor”). The Distributor is neither affiliated with the Administrator, BALLC, Merganser, The Bank of New York nor its affiliated companies. The Fund does not have a distribution plan (under Rule 12b-1 of the Act); accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Compliance Services Agreement with the Fund, Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as some additional compliance support functions. FCS is paid an annual fee plus out of pocket expenses for these services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Managing Director of FCS.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for the tax years 2011, 2012, 2013 and 2014 for the Government/REPO and Money Market Portfolios and 2012, 2013 and 2014 for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios.

In order to present net assets components on the Statements of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. Net investment income, net realized gains and net assets were not affected by these adjustments. The following permanent differences as of December 31, 2014 are primarily attributable to the characterization of income and capital gain distributions.

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income/(Loss)	Gain/(Loss)	Paid-in-Capital

Government/REPO Portfolio	$—	$—	$—
Money Market Portfolio	46,426	(46,426)	—
Ultrashort Duration Government Portfolio	—	—	—
Ultrashort Duration Bond Portfolio	12,610	(12,610)	—

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2014

(Continued)

The tax character of distributions paid by the Portfolios during the year ended December 31, 2014 and period ended December 31, 2013 were as follows:

		Long-Term
	Ordinary Income Dividend	Capital Gains
Government/REPO Portfolio
2014	$12,536	$—
2013	38,698	—

Money Market Portfolio
2014	$149,994	$—
2013	298,790	—

Ultrashort Duration Government Portfolio
2014	$150,208	$—
2013	164,562	3,834

Ultrashort Duration Bond Portfolio
2014	$550,043	$—
2013	733,752	—

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Unrealized		Other	Total
	Ordinary	Appreciation	Capital Loss	Temporary	Distributable
	Income	(Depreciation)	Carryforwards	Differences	Earnings

Government/REPO Portfolio	$—	$—	$—	$—	$—
Money Market Portfolio	1,200	—	—	—	1,200
Ultrashort Duration Government Portfolio	698	15,660	(16,115)	(77,467)	(77,224)
Ultrashort Duration Bond Portfolio	4,341	(307,660)	—	—	(303,319)

Other temporary differences are related to qualified late year losses deferred. For the Ultrashort Duration Government Portfolio, the $77,467 is late-year ordinary losses deferral.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long- term capital losses rather than being considered all short-term as under the previous law.

As of December 31, 2014, the Ultrashort Duration Government Portfolio had post-enactment capital loss carryforwards of $16,115, of which $12,052 are short-term capital losses and $4,063 are long-term capital losses and have an unlimited period of capital loss carryforward.

Note 6. Purchases and Sales of Investments

Aggregate purchases and proceeds from sales, paydowns and maturities of investment securities (other than short-term investments) for the year ended December 31, 2014 were as follows:

	Aggregate Purchases		Proceeds From Sales
Portfolio	U.S. Government	Other	U.S. Government	Other

Ultrashort Duration Government Portfolio	$22,707,099	$481,035	$37,803,426	$1,371,105
Ultrashort Duration Bond Portfolio	20,770,852	117,159,614	18,612,652	39,946,604

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2014

(Continued)

Note 7. Significant Risks

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Concentration Risk — A substantial part of the Money Market Portfolio’s assets may be directly or indirectly comprised of obligations of banks. As a result, the Portfolio may be more susceptible to any economic, business, political or other developments which generally affect these entities.

Note 8. Money Market Reform

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Government/REPO Portfolio and the Money Market Fund Portfolio. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based NAV (i.e., a floating NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional).

Fund management continues to evaluate the impact of such amendments on the Fund’s operations, financial statements and accompanying notes. At this time, the Fund does not anticipate there will be a significant impact to the Government/REPO Portfolio, however, there could be a significant impact to the Money Market Portfolio, including a requirement that the Money Market Portfolio transacts PCs based on market-based NAV instead of amortized cost.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

Deloitte & Touche LLP 111 S. Wacker Drive Chicago, IL 60606-4301 USA Tel: +1 312 486 1000 Fax: +1 312 486 1486 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Invest- ment Fund, Inc. (the “Fund”), comprised of the Government/REPO Portfolio, Money Market Portfolio, Ultrashort Duration Government Portfolio, and Ultrashort Duration Bond Portfolio as of December 31, 2014, and the related statements of oper- ations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and finan- cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the finan- cial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accord- ingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage- ment, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the Fund’s custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Plan Investment Fund, Inc. as of December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

February 27, 2015

Member of
Deloitte Touche Tohmatsu Limited

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

December 31, 2014

Disinterested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Dorothy A. Coleman 165 Court Street Rochester, NY 14647 Age 52	Trustee	4 Years

September 2011 to Present — Executive Vice President, Chief Financial Officer, Excellus Blue Cross Blue Shield;

2010 to September 2011 — Executive Vice President, Chief Financial Officer, Blue Cross Blue Shield of Rhode Island

				Four	None

David A. Cote 4101 Percival Road, AX -A31 Columbia, SC 29223 Age 44	Trustee	2 Years	2010 to Present — Assistant Vice President and Assistant Treasurer, Blue Cross Blue Shield of South Carolina	Four	None

Nanette P. DeTurk 120 Fifth Avenue, Suite 3118 Pittsburgh, PA 15222 Age 56	Trustee	—(2)

May 2014 to Present — Chief Administrative & Strategy Officer and Treasurer, Highmark Health;

May 2013 to May 2014 — Chief Financial Officer and Treasurer, Highmark Health;

2010 to April 2013 — Chief Financial Officer and Treasurer, Highmark, Inc.

				Four	None

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Robert J. Kolodgy 225 N. Michigan Avenue Chicago, IL 60601 Age 57	Trustee	4 Years	2010 to Present — Senior Vice President of Financial Services and Government Programs and Chief Financial Officer, Blue Cross Blue Shield Association	Four	None

Alan Krigstein 1901 Market Street Philadelphia, PA 19103-1480 Age 63	Trustee	4 Years	2010 to Present — Executive Vice President and Chief Financial Officer, Independence Blue Cross	Four	None

Jeffery T. Leber 3545 Lakeland Drive Jackson, MS 39232 Age 55	Trustee	—(2)	2010 to Present — Chief Financial Officer, Blue Cross & Blue Shield of Mississippi	Four	None

Gerard T. Mallen 300 East Randolph Street 14th Floor Chicago, IL 60601 Age 60	Trustee	10 Years	2010 to Present — Treasurer and Finance Division Senior Vice President, Health Care Service Corporation (HCSC) (Blue Cross and Blue Shield of Illinois, Montana, Oklahoma, New Mexico and Texas)	Four	None

Vincent P. Price 100 SW Market Street Portland, OR 97201 Age 51	Trustee	2 Years	2010 to Present — Executive Vice President and Chief Financial Officer, Cambia Health Solutions, Inc.	Four	None

Cynthia M. Vice 450 Riverchase Parkway Birmingham, AL 35242 Age 55	Trustee	5 Years	2010 to Present — Senior Vice President, Chief Financial Officer and Treasurer, Blue Cross Blue Shield of Alabama	Four	None

(1)         Term of office is one year

(2)         Less than one year

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Susan A. Pickar 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 46	President and Chief Executive Officer	—(2)	2010 to Present — Senior Vice President of Finance and Treasurer, BCS Financial Corporation

Joseph S. Castellon 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181 Age 44	Treasurer Secretary	5 Years 4 Years

April 2014 to Present — Vice President, Investment Services;

April 2011 to April 2014 — Vice President, BCS Financial Corporation;

2010 to April 2011 — Assistant Vice President, BCS Financial Corporation

Donna M. Rogers Fund Chief Compliance Officer Foreside 10 High Street, Suite 302 Boston, MA 02110 Age 48	Chief Compliance Officer	2 Years	January 2011 to Present — Chief Compliance Officer, Foreside Compliance Services, LLC (Foreside Financial Group); 2010 — December 2010 — Senior Vice President, State Street Bank

(1)         Term of office is one year

(2)         Less than one year

In 2014, the Fund paid remuneration to members of the Board of Trustees in the amount of $650 in the aggregate. The Fund does not compensate any of its officers for services rendered to the Fund in their capacity as officers. Ms. Pickar and Mr. Castellon are employees of BCS Financial Services Corporation, the Administrator of the Fund, and they receive compensation from BCS Financial Corporation.

The Fund’s Statement of Additional Information includes additional information about the Fund’s trustees and officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling (collect), BCS Financial Services Corporation, 2 Mid America Plaza, Suite 200, Oakbrook Terrace, IL 60181 or (630)472-7700.

Plan Investment Fund, Inc.
Fund Expense Examples
(Unaudited)

December 31, 2014

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended December 31, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government/REPO Portfolio

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Six Months Ended December 31, 2014*
Actual	$1,000.00	$1,000.10	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26

*    Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Six Months Ended December 31, 2014*
Actual	$1,000.00	$1,000.20	$0.86
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.87

*    Expenses are equal to the Portfolio’s annualized expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Ultrashort Duration Government Portfolio

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Six Months Ended December 31, 2014*
Actual	$1,000.00	$1,000.00	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04

*    Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Ultrashort Duration Bond Portfolio

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Six Months Ended December 31, 2014*
Actual	$1,000.00	$999.50	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84

*  Expenses are equal to the Portfolio’s annualized expense ratio of 0.36%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2014

Government/REPO Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Repurchase Agreements	100.0%	$112,070,000
Liabilities in excess of Other Assets:	0.0	(22,372)
Net Assets	100.0%	$112,047,628

Estimated Maturity Information

Maturity Information (1)	Par Value	Percentage of Portfolio
1 - 7 days	$112,070,000	100.0%
	$112,070,000	100.0%

Average Weighted Maturity - 2 days

(1)                                 Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Government/REPO’s average weighted maturity.

Money Market Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Bank Obligations - Yankee Certificates of Deposit	26.2%	$141,516,900
Commercial Paper - Asset Backed Securities	24.1	129,968,448
Repurchase Agreements	17.6	95,000,000
Commercial Paper - Financial Companies	11.1	59,977,437
Time Deposit	8.4	45,000,000
Bank Obligations - Certificates of Deposit	5.2	28,000,000
Municipal Bonds	0.8	4,400,000
Total Investments in Securities	93.4%	$503,862,785
Other Assets in excess of Liabilities:	6.6	35,413,693
Net Assets	100.0%	$539,276,478

Maturity Information (1)	Par Value	Percentage of Portfolio
1 - 7 days	$196,400,000	39.0%
8 - 14 days	29,000,000	5.8
15 - 30 days	14,000,000	2.8
31 - 60 days	65,000,000	12.9
61 - 90 days	42,000,000	8.3
91 - 120 days	36,000,000	7.1
121 - 150 days	35,000,000	6.9
Over 150 days	86,500,000	17.2
	$503,900,000	100.0%

Average Weighted Maturity - 37 days

(1)                                 Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Money Market Portfolio’s average weighted maturity.

Ultrashort Duration Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
U.S. Treasury Obligations	56.0%	$43,723,737
Agency Obligations	43.0	33,508,229
Registered Investment Company	0.9	722,023
Total Investments in Securities	99.9%	$77,953,989
Other Assets in excess of Liabilities:	0.1	49,554
Net Assets	100.0%	$78,003,543

Ultrashort Duration Bond Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Asset-Backed Securities	32.8%	$58,713,874
Corporate Bonds	29.1	52,065,774
U.S. Treasury Obligations	17.2	30,869,460
Commercial Mortgage-Backed Securities	11.9	21,207,652
Agency Obligations	8.4	15,010,243
Registered Investment Company	0.4	667,147
Total Investments in Securities	99.8%	$178,534,150
Other Assets in excess of Liabilities:	0.2	443,251
Net Assets	100.0%	$178,977,401

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

December 31, 2014

Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

Tax Information: The Portfolios report a portion of the income dividends distributed during the fiscal year ended December 31, 2014, as U.S. Government Income as follows:

Money Market Portfolio 0.60%

Ultrashort Duration Government Portfolio 9.31%

Ultrashort Duration Bond Portfolio 16.45%

U.S. Government Income represents the amount of interest that was derived from direct U.S. Government obligations. Generally, such interest is exempt from state income tax. For residents of California, New York and Connecticut the statutory threshold requirements were satisfied only for the Ultrashort Duration Government Portfolio. Due to the diversity in state and local tax law, it is recommended you consult a tax adviser as to the applicability of the information provided for your specific situation.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Portfolios to report the maximum amount permitted under the Internal Revenue Code and the regulations there under.

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2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

Plan Investment Fund 2014

Board of Trustees

Dorothy A. Coleman	Jeffery T. Leber
Executive Vice President and	Chief Financial Officer
Chief Financial Officer	Blue Cross & Blue Shield of Mississippi
Excellus Blue Cross Blue Shield
Gerard T. Mallen
David A. Cote	Treasurer and Finance Division
Assistant Vice President and	Senior Vice President
Assistant Treasurer	Health Care Service Corporation
Blue Cross Blue Shield of South Carolina
Vincent P. Price
Nanette P. DeTurk	Executive Vice President and
Executive Vice President, Chief Administrative	Chief Financial Officer
& Strategy Officer and Treasurer	Cambia Health Solutions, Inc.
Highmark Health
Cynthia M. Vice
Robert J. Kolodgy	Senior Vice President,
Senior Vice President of Financial Services and	Chief Financial Officer and Treasurer
Government Programs and	Blue Cross Blue Shield of Alabama
Chief Financial Officer
Blue Cross Blue Shield Association

Alan Krigstein
Executive Vice President,
Chief Financial Officer and Treasurer
Independence Blue Cross

INVESTMENT ADVISORS

GOVERNMENT/REPO PORTFOLIO
AND MONEY MARKET PORTFOLIO

BlackRock Advisors, LLC
Wilmington, DE

ULTRASHORT DURATION GOVERNMENT PORTFOLIO
AND ULTRASHORT DURATION BOND PORTFOLIO

Merganser Capital Management, LLC
Boston, MA

DISTRIBUTOR

Foreside Fund Services, LLC
Portland, ME

Item 2. Code of Ethics.

(a)                                 The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(b)                                 During the period covered by this report, no amendments were made to the provisions of the code of ethics referred to in 2(a) above.

(c)                                  During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to in 2(a) above were granted.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Dorothy A. Coleman, an independent trustee who serves on its audit committee, qualifies as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the Fund for the fiscal years ended December 31, 2014 and 2013 for professional services rendered by the Fund’s Independent Registered Public Accounting Firm, Deloitte & Touche LLP.

	Year Ended December 31,
	2014	2013

Audit fees	$100,275	$88,575
Audit-related fees	30,650	30,650
Tax fees	11,550	8,675
All other fees	0	0
Total	$142,475	$127,900

Audit fees include fees billed for professional services associated with the annual audits and filings of the Fund’s Form N-1A, Form N-CSR, Form N-SAR and Rule 17f-2 of the Investment Company Act of 1940.  Audit related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above are principally related to the semi-annual review of the Fund’s financial statements. Tax fees represent fees billed for services rendered for tax compliance and tax advice by the Fund’s Independent Registered Public Accounting Firm.  All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2014 and 2013 for which fees are included in the table above were pre-approved by the audit committee of the Fund.

Other Affiliate Services Required to be Pre-Approved

The audit committee of the Fund also is required to pre-approve services by the Fund’s auditor to certain affiliate entities as defined by SEC rules, including the Fund’s Advisors and any entity controlling, controlled by or under common control with the Advisors to the extent such services are determined to have a direct impact on the operations or financial reporting of the Fund. The amount of all other fees billed for services provided to the Fund’s Advisors for such services was $0 in 2014 and $0 in 2013.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed for professional services for the Fund, the Fund’s Advisors and all affiliates as defined by SEC rules, totaled $0 in 2014 and $0 in 2013.  The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the Independent Registered Public Accounting Firm’s independence.

Audit Committee Pre-Approval Policies

The audit committee of the Fund has adopted policies that require that each engagement of the Fund’s independent auditors to render audit or non-audit services to the Fund be pre-approved by the Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member shall have the authority to pre-approve audit or non-audit services to the Company.  The Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the Advisors and any entity controlling, controlled by or under common control with the Advisors that provides ongoing services to the Fund, if the engagement relates directly to the operations or financial reporting of the Fund.  The foregoing pre-approval requirements will not apply to certain non-audit services, provided the same are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 under SEC Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Audited schedule of investments is included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Code of ethics (incorporated by reference to Exhibit 10(a)(1) to the registrant’s Form N-CSR certified Shareholders Report for the period ended December 31, 2003, as filed with the SEC on March 4, 2004.)

(a)(2)                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	February 27, 2015

By:	/s/ Joseph S. Castellon
Name:	Joseph S. Castellon
Title:	Principal Financial Officer
Date:	February 27, 2015

EXHIBIT INDEX

(a)(2)                              Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)                                             Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.